Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
N/A
Countrywide Home Loans Servicing LP; Greenpoint Mortgage
Funding Inc.; JPMorgan Chase Bank, N.A.; PHH Mortgage
Corporation; U.S. Central Federal Credit Union
October 25, 2006
September 28, 2006
September 01, 2006
J.P. Morgan Securities Inc
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
25-Oct-06
Determination Date 15-Oct-06 Accrual Periods: Begin End
Record Date - Fixed Rate Certificates 29-Sep-06 Libor Certificates, 2-A-3 9/29/2006 10/24/2006
Record Date - LIBOR, 2-A-3 Certificates 24-Oct-06 Fixed Rate Certificates 9/1/2006 9/30/2006
Payment Detail:
Pass
Realized
Through
Original
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Balance (2)
1-A-1 5.49000% $220,000,000.00 $220,000,000.00 $1,960,748.94 $872,300.00 $2,833,048.94 $0.00 $218,039,251.06
1-A-2 5.39000% $166,016,000.00 $166,016,000.00 $2,521,050.78 $646,263.40 $3,167,314.18 $0.00 $163,494,949.22
1-A-3 5.49000% $53,113,000.00 $53,113,000.00 $0.00 $210,593.05 $210,593.05 $0.00 $53,113,000.00
1-A-4 5.57000% $63,738,000.00 $63,738,000.00 $0.00 $256,403.81 $256,403.81 $0.00 $63,738,000.00
1-A-5 5.55000% $55,875,000.00 $55,875,000.00 $497,985.67 $223,965.63 $721,951.30 $0.00 $55,377,014.33
1-M-1 5.64000% $14,900,000.00 $14,900,000.00 $0.00 $60,692.67 $60,692.67 $0.00 $14,900,000.00
1-M-2 5.76000% $8,940,000.00 $8,940,000.00 $0.00 $37,190.40 $37,190.40 $0.00 $8,940,000.00
1-B-1 6.43000% $4,470,000.00 $4,470,000.00 $0.00 $20,758.18 $20,758.18 $0.00 $4,470,000.00
1-B-2 7.33000% $2,980,000.00 $2,980,000.00 $0.00 $15,775.79 $15,775.79 $0.00 $2,980,000.00
2-A-1 5.55000% $95,185,000.00 $95,185,000.00 $1,365,976.35 $440,230.63 $1,806,206.98 $0.00 $93,819,023.65
2-A-2 5.55000% $5,855,000.00 $5,855,000.00 $84,023.65 $27,079.38 $111,103.03 $0.00 $5,770,976.35
2-A-3 5.55000% $113,641,000.00 $113,641,000.00 $1,887,486.19 $455,511.01 $2,342,997.20 $0.00 $111,753,513.81
2-A-4 5.85000% $85,729,000.00 $85,729,000.00 $0.00 $417,928.88 $417,928.88 $0.00 $85,729,000.00
2-A-5 5.85000% $10,312,000.00 $10,312,000.00 $0.00 $50,271.00 $50,271.00 $0.00 $10,312,000.00
2-A-6 5.80000% $34,492,000.00 $34,492,000.00 $0.00 $166,711.33 $166,711.33 $0.00 $34,492,000.00
2-A-7 5.85000% $27,131,000.00 $27,131,000.00 $0.00 $132,263.63 $132,263.63 $0.00 $27,131,000.00
2-A-8 6.00000% $21,871,000.00 $21,871,000.00 $196,039.05 $109,355.00 $305,394.05 $0.00 $21,674,960.95
2-M-1 6.05000% $9,168,000.00 $9,168,000.00 $0.00 $46,222.00 $46,222.00 $0.00 $9,168,000.00
2-M-2 6.30000% $5,625,000.00 $5,625,000.00 $0.00 $29,531.25 $29,531.25 $0.00 $5,625,000.00
2-B-1 6.50000% $2,501,000.00 $2,501,000.00 $0.00 $13,547.08 $13,547.08 $0.00 $2,501,000.00
2-B-2 6.50000% $2,083,000.00 $2,083,000.00 $0.00 $11,282.92 $11,282.92 $0.00 $2,083,000.00
A-R N/A $100.00 $100.00 $100.00 $0.00 $100.00 N/A $0.00
1-P N/A $100.00 $100.00 $0.00 $0.00 $0.00 N/A $100.00
2-P N/A $100.00 $100.00 $0.00 $0.00 $0.00 N/A $100.00
1-CE N/A $5,959,981.75 $5,959,981.75 $0.00 $1,004,764.88 $1,004,764.88 $0.00 $5,959,981.75
2-CE N/A $3,126,073.62 $3,126,073.62 $0.00 $459,227.55 $459,227.55 $0.00 $3,126,073.62
Totals: $1,012,711,355.37 $1,012,711,355.37 $8,513,410.63 $5,707,869.47 $14,221,280.10 $0.00 $1,004,197,944.74
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
1-A-1 466284AA4 $1,000.00000000 $8.91249518 $3.96500000 $0.00000000 $991.08750482 LIBOR 5.33000%
1-A-2 466284AB2 $1,000.00000000 $15.18558922 $3.89277780 $0.00000000 $984.81441078 SWAP LIBOR 5.32438%
1-A-3 466284AC0 $1,000.00000000 $0.00000000 $3.96500009 $0.00000000 $1,000.00000000
1-A-4 466284AD8 $1,000.00000000 $0.00000000 $4.02277778 $0.00000000 $1,000.00000000
1-A-5 466284AE6 $1,000.00000000 $8.91249521 $4.00833342 $0.00000000 $991.08750479
1-M-1 466284AF3 $1,000.00000000 $0.00000000 $4.07333356 $0.00000000 $1,000.00000000
1-M-2 466284AG1 $1,000.00000000 $0.00000000 $4.16000000 $0.00000000 $1,000.00000000
1-B-1 466284AH9 $1,000.00000000 $0.00000000 $4.64388814 $0.00000000 $1,000.00000000
1-B-2 466284AJ5 $1,000.00000000 $0.00000000 $5.29388926 $0.00000000 $1,000.00000000
2-A-1 466284AL0 $1,000.00000000 $14.35075222 $4.62500005 $0.00000000 $985.64924778
2-A-2 466284AM8 $1,000.00000000 $14.35075149 $4.62500085 $0.00000000 $985.64924851
2-A-3 466284AN6 $1,000.00000000 $16.60920082 $4.00833335 $0.00000000 $983.39079918
2-A-4 466284AP1 $1,000.00000000 $0.00000000 $4.87500006 $0.00000000 $1,000.00000000
2-A-5 466284AQ9 $1,000.00000000 $0.00000000 $4.87500000 $0.00000000 $1,000.00000000
2-A-6 466284AR7 $1,000.00000000 $0.00000000 $4.83333324 $0.00000000 $1,000.00000000
2-A-7 466284AS5 $1,000.00000000 $0.00000000 $4.87500018 $0.00000000 $1,000.00000000
2-A-8 466284AT3 $1,000.00000000 $8.96342417 $5.00000000 $0.00000000 $991.03657583
2-M-1 466284AV8 $1,000.00000000 $0.00000000 $5.04166667 $0.00000000 $1,000.00000000
2-M-2 466284AW6 $1,000.00000000 $0.00000000 $5.25000000 $0.00000000 $1,000.00000000
2-B-1 466284AX4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
2-B-2 466284AY2 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
A-R 466284BA3 $1,000.00000000 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000
1-P 466284BB1 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
2-P 466284BC9 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
1-CE 466284BD7 $1,000.00000000 $0.00000000 $168.58522763 $0.00000000 $1,000.00000000
2-CE 466284BE5 $1,000.00000000 $0.00000000 $146.90234646 $0.00000000 $0.00000000
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
25-Oct-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid (2)
Shortfall
1-A-1 5.49000% $872,300.00 $0.00 $0.00 $0.00 $0.00 $872,300.00 $0.00
1-A-2 5.39000% $646,263.40 $0.00 $0.00 $0.00 $0.00 $646,263.40 $0.00
1-A-3 5.49000% $210,593.05 $0.00 $0.00 $0.00 $0.00 $210,593.05 $0.00
1-A-4 5.57000% $256,403.81 $0.00 $0.00 $0.00 $0.00 $256,403.81 $0.00
1-A-5 5.55000% $223,965.63 $0.00 $0.00 $0.00 $0.00 $223,965.63 $0.00
1-M-1 5.64000% $60,692.67 $0.00 $0.00 $0.00 $0.00 $60,692.67 $0.00
1-M-2 5.76000% $37,190.40 $0.00 $0.00 $0.00 $0.00 $37,190.40 $0.00
1-B-1 6.43000% $20,758.18 $0.00 $0.00 $0.00 $0.00 $20,758.18 $0.00
1-B-2 7.33000% $15,775.79 $0.00 $0.00 $0.00 $0.00 $15,775.79 $0.00
2-A-1 5.55000% $440,230.63 $0.00 $0.00 $0.00 $0.00 $440,230.63 $0.00
2-A-2 5.55000% $27,079.38 $0.00 $0.00 $0.00 $0.00 $27,079.38 $0.00
2-A-3 5.55000% $455,511.01 $0.00 $0.00 $0.00 $0.00 $455,511.01 $0.00
2-A-4 5.85000% $417,928.88 $0.00 $0.00 $0.00 $0.00 $417,928.88 $0.00
2-A-5 5.85000% $50,271.00 $0.00 $0.00 $0.00 $0.00 $50,271.00 $0.00
2-A-6 5.80000% $166,711.33 $0.00 $0.00 $0.00 $0.00 $166,711.33 $0.00
2-A-7 5.85000% $132,263.63 $0.00 $0.00 $0.00 $0.00 $132,263.63 $0.00
2-A-8 6.00000% $109,355.00 $0.00 $0.00 $0.00 $0.00 $109,355.00 $0.00
2-M-1 6.05000% $46,222.00 $0.00 $0.00 $0.00 $0.00 $46,222.00 $0.00
2-M-2 6.30000% $29,531.25 $0.00 $0.00 $0.00 $0.00 $29,531.25 $0.00
2-B-1 6.50000% $13,547.08 $0.00 $0.00 $0.00 $0.00 $13,547.08 $0.00
2-B-2 6.50000% $11,282.92 $0.00 $0.00 $0.00 $0.00 $11,282.92 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
25-Oct-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS
Supplemental Interest Trust:
Reconciliation:
Available funds (A):
Swap Notional Balance 595,991,981.75 Servicer remittance 14,227,931.51
Funds from A-R Reserve Fund 100.00
Beginning Balance 0.00 Funds from P Reserve Funds 0.00
Deposit 62,577.17 Net Payments to Trust from Swap Counterparty 62,577.17
Withdrawal to cover Realized Losees 0.00 14,290,608.68
Withdrawal to cover Current/Carryforward Interest 0.00
Withdrawal to cover Basis Risk Shortfalls 0.00 Distributions (B):
Withdrawal to Unpaid Realized Loss Amounts allocated 0.00 Securities Administrator Fee (Master Servicer Fee included as a portion of SA Fee) 6,751.41
Ending Balance 62,577.17 Deposit to Swap Trust 62,577.17
Net Payments to Counterparty from Swap Trust 0.00
Miscellaneous:
Total interest distributed 5,707,869.47
Servicing Fee retained 0.00 Total principal distributed 8,513,410.63
Current Advances 0.00 14,290,608.68
Applicable mortgage insurance policy premium paybable by any Servicer 0.00
(A) - (B): 0.00
Rate Info:
Group 1
Group 2
Net Mortgage Rate 6.7505% 6.8015%
Pool Net WAC (Pool 1 adjusted for Actual Days) 7.7798% 6.8015%
ACCOUNT ACTIVITY

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
25-Oct-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 6.250%
B) Ending Collateral Balance 591,012,196.36 Senior Enhancement Percentage for purposes of Stepdown 5.460%
C) Current Delinquency Rate (A/B) 0.000%
D) Applicable % 2.500% 1) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 12.50% NO
E) Cumulative Realized Losses 0.00
NO
F) Original Collateral Balance 595,991,981.75
G) Cumulative Loss % ( E / F) 0.000%
H) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount 5,959,981.75
1) Delinquency Rate equals or exceeds applicable limit (C > = D). NO Target Overcollateralization Amount 5,959,981.75
2) Cumulative Loss % exceeds applicable limit (G > H). NO Ending Overcollateralization deficiency amount 0.00
NO
Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A): 1,004,764.88
1) as additional principal to certificates 0.00
2) Unpaid Realized Loss Amounts 0.00
3) Basis Risk Shortfall Amounts 0.00
5) Remaining Amounts to 1-CE 1,004,764.88
(B): 1,004,764.88
(A)-(B): 0.00
FAIL?: #DIV/0!
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 131,651.23 Senior Enhancement Percentage 5.400%
B) Ending Collateral Balance 413,185,548.38 Senior Enhancement Percentage for purposes of Stepdown 4.690%
C) Current Delinquency Rate (A/B) 0.032%
D) Applicable % 2.160% 1) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 10.80% NO
E) Cumulative Realized Losses 0.00
NO
F) Original Collateral Balance 416,719,073.62
G) Cumulative Loss % ( E / F) 0.000%
H) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $3,126,073.62
1) Delinquency Rate equals or exceeds applicable limit (C > = D). NO Target Overcollateralization Amount $3,126,073.62
2) Cumulative Loss % exceeds applicable limit (G > H). NO Ending Overcollateralization deficiency amount 0.00
NO
Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A): 459,227.55
1) as additional principal to certificates 0.00
2) Unpaid Realized Loss Amounts 0.00
3) Basis Risk Shortfall Amounts 0.00
5) Remaining Amounts to 2-CE 459,227.55
(B): 459,227.55
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS - Pool 2
CREDIT ENHANCEMENT AND TRIGGERS - Pool 1

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,012,711,055.37
8,513,310.63
0.00
1,004,197,744.74
248,314.65
6,545,296.21
1,719,699.77
0.00
0.00
8,513,310.63
5,951,428.63
236,807.75
0.00
0.00
0.00
0.00
0.00
5,714,620.88
0.00
0.00
14,227,931.51
2,422
2,406
0.9915935443
7.05207%
6.77147%
11.93624%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
236,807.75
0.00
0.00
0.00
0.00
0.00
595,991,981.75
4,979,785.39
0.00
591,012,196.36
157,368.36
3,681,527.84
1,140,889.19
0.00
0.00
4,979,785.39
3,502,231.41
149,550.32
0.00
0.00
0.00
0.00
0.00
3,352,681.09
0.00
0.00
8,332,466.48
1,623
1,611
0.9916445430
7.05157%
6.75046%
12.02775%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
149,550.32
0.00
0.00
0.00
0.00
0.00
416,719,073.62
3,533,525.24
0.00
413,185,548.38
90,946.29
2,863,768.37
578,810.58
0.00
0.00
3,533,525.24
2,449,197.22
87,257.43
0.00
0.00
0.00
0.00
0.00
2,361,939.79
0.00
0.00
5,895,465.03
799
795
0.9915206059
7.05280%
6.80153%
11.80535%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
87,257.43
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
116 9,200,385.55 0.92% 90 7,107,451.18 1.20% 26 2,092,934.37 0.51%
100K to 199.99K
541 81,759,502.43 8.14% 415 62,720,378.16 10.61% 126 19,039,124.27 4.61%
200K to 299.99K
401 98,319,160.76 9.79% 328 80,503,809.32 13.62% 73 17,815,351.44 4.31%
300K to 399.99K
245 84,301,958.42 8.39% 186 63,911,238.97 10.81% 59 20,390,719.45 4.94%
400K to 499.99K
379 171,378,127.89 17.07% 216 96,747,768.28 16.37% 163 74,630,359.61 18.06%
500K to 599.99K
298 162,174,370.41 16.15% 165 89,944,259.29 15.22% 133 72,230,111.12 17.48%
600K to 699.99K
158 100,887,077.73 10.05% 85 54,276,365.65 9.18% 73 46,610,712.08 11.28%
700K to 799.99K
74 55,216,344.19 5.50% 43 32,198,974.69 5.45% 31 23,017,369.50 5.57%
800K to 899.99K
38 32,290,125.52 3.22% 16 13,388,156.81 2.27% 22 18,901,968.71 4.57%
900K to 999.99K
45 42,870,528.88 4.27% 25 23,780,772.13 4.02% 20 19,089,756.75 4.62%
1000K to 1099.99K
19 19,581,849.69 1.95% 4 4,168,954.23 0.71% 15 15,412,895.46 3.73%
1100K to 1199.99K
15 17,086,574.06 1.70% 6 6,745,010.46 1.14% 9 10,341,563.60 2.50%
1200K to 1299.99K
10 12,543,971.22 1.25% 5 6,249,926.84 1.06% 5 6,294,044.38 1.52%
1300K to 1399.99K
17 22,979,342.54 2.29% 5 6,758,808.01 1.14% 12 16,220,534.53 3.93%
1400K to 1499.99K
11 16,058,263.73 1.60% 3 4,404,810.10 0.75% 8 11,653,453.63 2.82%
1500K to 1599.99K
13 19,711,886.12 1.96% 6 9,211,886.12 1.56% 7 10,500,000.00 2.54%
1600K to 1699.99K
3 4,897,500.00 0.49% 2 3,287,500.00 0.56% 1 1,610,000.00 0.39%
1700K to 1799.99K
1 1,796,966.90 0.18% 0 0.00 0.00% 1 1,796,966.90 0.43%
1800K to 1899.99K
2 3,764,250.00 0.37% 0 0.00 0.00% 2 3,764,250.00 0.91%
1900K to 1999.99K
3 5,957,882.96 0.59% 2 3,966,882.96 0.67% 1 1,991,000.00 0.48%
2000K to 2099.99K
1 2,000,000.00 0.20% 1 2,000,000.00 0.34% 0 0.00 0.00%
2100K to 2199.99K
2 4,250,000.00 0.42% 1 2,120,000.00 0.36% 1 2,130,000.00 0.52%
2200K to 2299.99K
2 4,473,270.83 0.45% 1 2,200,000.00 0.37% 1 2,273,270.83 0.55%
2300K to 2399.99K
3 7,021,500.21 0.70% 1 2,304,425.21 0.39% 2 4,717,075.00 1.14%
2400K to 2499.99K
1 2,450,000.00 0.24% 1 2,450,000.00 0.41% 0 0.00 0.00%
2500K to 2599.99K
3 7,607,817.95 0.76% 2 5,099,817.95 0.86% 1 2,508,000.00 0.61%
2600K to 2699.99K
3 8,019,086.75 0.80% 1 2,665,000.00 0.45% 2 5,354,086.75 1.30%
2800K to 2899.99K
2 5,600,000.00 0.56% 1 2,800,000.00 0.47% 1 2,800,000.00 0.68%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Remaining Principal Balance
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K 1600K to 1699.99K 1700K to 1799.99K
1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 2100K to 2199.99K 2200K to 2299.99K 2300K to 2399.99K 2400K to 2499.99K 2500K to 2599.99K 2600K to 2699.99K
2800K to 2899.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.49%
6 2,076,242.61 0.21% 6 2,076,242.61 0.35% 0 0.00 0.00%
5.50% - 5.99%
44 19,451,927.13 1.94% 40 16,425,928.13 2.78% 4 3,025,999.00 0.73%
6.00% - 6.49%
212 86,585,612.28 8.62% 169 66,007,526.53 11.17% 43 20,578,085.75 4.98%
6.50% - 6.99%
880 385,638,962.61 38.40% 526 201,059,354.74 34.02% 354 184,579,607.87 44.67%
7.00% - 7.49%
623 266,957,969.67 26.58% 399 141,569,399.81 23.95% 224 125,388,569.86 30.35%
7.50% - 7.99%
472 196,359,680.31 19.55% 334 126,235,474.87 21.36% 138 70,124,205.44 16.97%
8.00% - 8.49%
123 36,794,325.37 3.66% 104 30,577,494.38 5.17% 19 6,216,830.99 1.50%
8.50% - 8.99%
42 9,544,826.75 0.95% 32 6,917,420.29 1.17% 10 2,627,406.46 0.64%
9.00% - 9.49%
3 644,843.01 0.06% 0 0.00 0.00% 3 644,843.01 0.16%
10.00% - 10.49%
1 143,355.00 0.01% 1 143,355.00 0.02% 0 0.00 0.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.05%
Group 2 Weighted Average Rate: 7.05%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,383 999,231,425.71 99.51% 1,595 588,042,478.77 99.50% 788 411,188,946.94 99.52%
3.00% - 3.99%
23 4,966,319.03 0.49% 16 2,969,717.59 0.50% 7 1,996,601.44 0.48%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.34%
Group 2 Weighted Average Margin: 2.28%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
2,406 1,004,197,744.74 100.00% 1,611 591,012,196.36 100.00% 795 413,185,548.38 100.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 0.00%
Group 2 Weighted Average Lifetime Rate Floor: 0.00%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
7.00% - 7.99%
1 202,464.76 0.02% 1 202,464.76 0.03% 0 0.00 0.00%
10.00% - 10.99%
27 13,223,675.65 1.32% 23 10,197,676.65 1.73% 4 3,025,999.00 0.73%
11.00% - 11.99%
947 413,923,020.72 41.22% 553 209,845,036.18 35.51% 394 204,077,984.54 49.39%
12.00% - 12.99%
1,063 453,067,341.18 45.12% 699 256,986,855.13 43.48% 364 196,080,486.05 47.46%
13.00% - 13.99%
320 109,106,028.28 10.86% 290 99,749,792.50 16.88% 30 9,356,235.78 2.26%
14.00% - 14.99%
47 14,531,859.15 1.45% 44 13,887,016.14 2.35% 3 644,843.01 0.16%
15.00% - 15.99%
1 143,355.00 0.01% 1 143,355.00 0.02% 0 0.00 0.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.33%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.05%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
497 128,311,232.77 12.78% 432 107,453,496.33 18.18% 65 20,857,736.44 5.05%
12
1,909 875,886,511.97 87.22% 1,179 483,558,700.03 81.82% 730 392,327,811.94 94.95%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
497 128,311,232.77 12.78% 432 107,453,496.33 18.18% 65 20,857,736.44 5.05%
12
1,909 875,886,511.97 87.22% 1,179 483,558,700.03 81.82% 730 392,327,811.94 94.95%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
1,905 873,856,633.16 87.02% 1,178 483,356,235.27 81.78% 727 390,500,397.89 94.51%
1 Year Treasury or CMT
4 2,029,878.81 0.20% 1 202,464.76 0.03% 3 1,827,414.05 0.44%
6 Month LIBOR
497 128,311,232.77 12.78% 432 107,453,496.33 18.18% 65 20,857,736.44 5.05%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
60 15,544,857.43 1.55% 23 4,352,516.68 0.74% 37 11,192,340.75 2.71%
2 Units
59 24,116,890.94 2.40% 39 14,241,706.13 2.41% 20 9,875,184.81 2.39%
3 Units
20 8,149,039.48 0.81% 15 5,299,872.50 0.90% 5 2,849,166.98 0.69%
4 Units
34 12,175,989.17 1.21% 22 7,801,071.93 1.32% 12 4,374,917.24 1.06%
Condominium
232 70,177,312.53 6.99% 168 45,494,444.84 7.70% 64 24,682,867.69 5.97%
Cooperative
9 6,956,901.17 0.69% 4 1,308,627.63 0.22% 5 5,648,273.54 1.37%
High Rise Condo
21 9,604,613.18 0.96% 12 5,692,380.17 0.96% 9 3,912,233.01 0.95%
Low Rise Condo
150 51,496,091.86 5.13% 103 33,436,047.24 5.66% 47 18,060,044.62 4.37%
Mid Rise Condo
3 638,254.34 0.06% 3 638,254.34 0.11% 0 0.00 0.00%
Planned Unit Development
565 245,269,070.55 24.42% 380 146,294,925.28 24.75% 185 98,974,145.27 23.95%
Single Family
1,253 560,068,724.09 55.77% 842 326,452,349.62 55.24% 411 233,616,374.47 56.54%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
7 2,857,100.79 0.28% 7 2,857,100.79 0.48% 0 0.00 0.00%
2006
2,399 1,001,340,643.95 99.72% 1,604 588,155,095.57 99.52% 795 413,185,548.38 100.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
3 4,701,279.17 0.47% 1 964,000.00 0.16% 2 3,737,279.17 0.90%
0.00%- 4.99%
2,377 977,208,241.08 97.31% 1,598 583,166,841.87 98.67% 779 394,041,399.21 95.37%
5.00%- 9.99%
26 22,288,224.49 2.22% 12 6,881,354.49 1.16% 14 15,406,870.00 3.73%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 1
Group 2 Weighted Average LTV: 1

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,406 1,004,197,744.74 100.00% 1,611 591,012,196.36 100.00% 795 413,185,548.38 100.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 357
Group 2 Weighted Average Remaining Amortization Months: 358
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,406 1,004,197,744.74 100.00% 1,611 591,012,196.36 100.00% 795 413,185,548.38 100.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Group 2 Weighted Average Remaining Months: 358
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,406 1,004,197,744.74 100.00% 1,611 591,012,196.36 100.00% 795 413,185,548.38 100.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,406 1,004,197,744.74 100.00% 1,611 591,012,196.36 100.00% 795 413,185,548.38 100.00%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
9 1,957,222.56 0.19% 6 1,322,775.16 0.22% 3 634,447.40 0.15%
ALASKA
2 533,000.00 0.05% 2 533,000.00 0.09% 0 0.00 0.00%
ARIZONA
113 43,864,478.04 4.37% 80 28,806,075.37 4.87% 33 15,058,402.67 3.64%
ARKANSAS
6 1,003,423.26 0.10% 0 0.00 0.00% 6 1,003,423.26 0.24%
CALIFORNIA
678 360,159,344.43 35.87% 420 202,721,060.47 34.30% 258 157,438,283.96 38.10%
COLORADO
53 16,562,680.80 1.65% 38 12,122,952.86 2.05% 15 4,439,727.94 1.07%
CONNECTICUT
28 14,914,998.92 1.49% 16 9,478,809.19 1.60% 12 5,436,189.73 1.32%
DELAWARE
3 588,539.86 0.06% 2 409,092.35 0.07% 1 179,447.51 0.04%
DISTRICT OF COLUMBIA
9 3,403,467.88 0.34% 7 2,445,339.18 0.41% 2 958,128.70 0.23%
FLORIDA
292 116,170,461.68 11.57% 186 57,666,595.40 9.76% 106 58,503,866.28 14.16%
GEORGIA
73 20,058,881.06 2.00% 49 12,348,462.25 2.09% 24 7,710,418.81 1.87%
HAWAII
21 11,464,505.85 1.14% 16 7,970,340.71 1.35% 5 3,494,165.14 0.85%
IDAHO
15 6,222,228.19 0.62% 11 4,753,208.19 0.80% 4 1,469,020.00 0.36%
ILLINOIS
87 29,499,999.39 2.94% 68 23,087,195.07 3.91% 19 6,412,804.32 1.55%
INDIANA
13 2,009,353.20 0.20% 13 2,009,353.20 0.34% 0 0.00 0.00%
IOWA
2 195,658.45 0.02% 2 195,658.45 0.03% 0 0.00 0.00%
KANSAS
1 106,554.72 0.01% 1 106,554.72 0.02% 0 0.00 0.00%
KENTUCKY
3 397,914.86 0.04% 2 319,639.86 0.05% 1 78,275.00 0.02%
LOUISIANA
9 1,822,759.15 0.18% 6 1,371,772.39 0.23% 3 450,986.76 0.11%
MAINE
1 245,000.00 0.02% 1 245,000.00 0.04% 0 0.00 0.00%
MARYLAND
103 39,887,524.52 3.97% 73 24,391,808.77 4.13% 30 15,495,715.75 3.75%
MASSACHUSETTS
44 24,064,914.76 2.40% 33 15,927,347.97 2.69% 11 8,137,566.79 1.97%
MICHIGAN
42 8,164,165.51 0.81% 23 4,595,485.20 0.78% 19 3,568,680.31 0.86%
MINNESOTA
22 5,767,623.94 0.57% 16 3,335,923.94 0.56% 6 2,431,700.00 0.59%
MISSOURI
17 5,204,124.16 0.52% 12 4,033,740.07 0.68% 5 1,170,384.09 0.28%
MONTANA
3 751,454.21 0.07% 3 751,454.21 0.13% 0 0.00 0.00%
NEBRASKA
1 900,000.00 0.09% 0 0.00 0.00% 1 900,000.00 0.22%
NEVADA
78 27,862,166.33 2.77% 43 12,397,524.48 2.10% 35 15,464,641.85 3.74%
NEW HAMPSHIRE
6 1,959,712.04 0.20% 3 644,712.04 0.11% 3 1,315,000.00 0.32%
NEW JERSEY
85 45,223,632.88 4.50% 61 29,772,604.41 5.04% 24 15,451,028.47 3.74%
NEW MEXICO
9 4,264,073.66 0.42% 5 1,846,073.66 0.31% 4 2,418,000.00 0.59%
NEW YORK
100 56,370,724.50 5.61% 64 32,935,813.69 5.57% 36 23,434,910.81 5.67%
NORTH CAROLINA
48 17,361,125.39 1.73% 30 8,444,868.01 1.43% 18 8,916,257.38 2.16%
OHIO
27 5,068,859.87 0.50% 20 3,296,260.99 0.56% 7 1,772,598.88 0.43%
OKLAHOMA
5 1,220,544.38 0.12% 2 172,200.00 0.03% 3 1,048,344.38 0.25%
OREGON
41 14,287,430.62 1.42% 33 10,663,692.01 1.80% 8 3,623,738.61 0.88%
PENNSYLVANIA
27 7,771,738.52 0.77% 19 4,549,400.48 0.77% 8 3,222,338.04 0.78%
RHODE ISLAND
7 2,785,562.89 0.28% 6 2,613,562.89 0.44% 1 172,000.00 0.04%
SOUTH CAROLINA
28 6,299,159.45 0.63% 18 4,090,950.08 0.69% 10 2,208,209.37 0.53%
TENNESSEE
12 2,036,259.80 0.20% 9 1,419,450.34 0.24% 3 616,809.46 0.15%
TEXAS
75 20,300,316.66 2.02% 62 12,566,902.86 2.13% 13 7,733,413.80 1.87%
UTAH
31 12,782,744.29 1.27% 22 5,926,221.09 1.00% 9 6,856,523.20 1.66%
VERMONT
1 207,000.00 0.02% 1 207,000.00 0.04% 0 0.00 0.00%
VIRGINIA
84 33,422,880.65 3.33% 63 21,536,395.52 3.64% 21 11,886,485.13 2.88%
WASHINGTON
82 25,632,566.28 2.55% 57 14,881,397.59 2.52% 25 10,751,168.69 2.60%
WEST VIRGINIA
3 754,133.47 0.08% 3 754,133.47 0.13% 0 0.00 0.00%
WISCONSIN
6 2,411,333.66 0.24% 4 1,344,387.77 0.23% 2 1,066,945.89 0.26%
WYOMING
1 255,500.00 0.03% 0 0.00 0.00% 1 255,500.00 0.06%
Total
2,406
1,004,197,744.74
100.00%
1,611
591,012,196.36
100.00%
795
413,185,548.38
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
NEW JERSEY
ARIZONA
MARYLAND
ILLINOIS
VIRGINIA
MASSACHUSETTS
WASHINGTON
TEXAS
NEVADA
GEORGIA
COLORADO
OREGON
CONNECTICUT
NORTH CAROLINA
HAWAII
UTAH
IDAHO
MICHIGAN
PENNSYLVANIA
SOUTH CAROLINA
MISSOURI
MINNESOTA
OHIO
RHODE ISLAND
DISTRICT OF
COLUMBIA
INDIANA
NEW MEXICO
TENNESSEE
LOUISIANA
WISCONSIN
ALABAMA
WEST VIRGINIA
MONTANA
NEW HAMPSHIRE
ALASKA
DELAWARE
KENTUCKY
MAINE
VERMONT
IOWA
OKLAHOMA
KANSAS
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
NEW YORK
MARYLAND
NEVADA
NEW JERSEY
ARIZONA
VIRGINIA
WASHINGTON
NORTH CAROLINA
MASSACHUSETTS
TEXAS
GEORGIA
UTAH
ILLINOIS
CONNECTICUT
COLORADO
OREGON
MICHIGAN
HAWAII
PENNSYLVANIA
MINNESOTA
NEW MEXICO
SOUTH CAROLINA
OHIO
IDAHO
NEW HAMPSHIRE
MISSOURI
WISCONSIN
OKLAHOMA
ARKANSAS
DISTRICT OF
COLUMBIA
NEBRASKA
ALABAMA
TENNESSEE
LOUISIANA
WYOMING
DELAWARE
RHODE ISLAND
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,379
996,777,445.91
99.26%
996,851,019.81
26
7,288,647.60
0.73%
7,290,596.82
1
131,651.23
0.01%
131,651.23
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,406
1,004,197,744.74
1,004,273,267.86
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,379
996,777,445.91
99.26%
996,851,019.81
26
7,288,647.60
0.73%
7,290,596.82
1
131,651.23
0.01%
131,651.23
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,406
1,004,197,744.74
100.00%
1,004,273,267.86
All Groups
Current
30 - 59
days
60 - 89
days
Current 99.3%
30 - 59 days 0.7%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,593
585,683,249.07
99.10%
585,729,027.56
18
5,328,947.29
0.90%
5,330,896.51
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,611
591,012,196.36
591,059,924.07
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,593
585,683,249.07
99.10%
585,729,027.56
18
5,328,947.29
0.90%
5,330,896.51
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,611
591,012,196.36
100.00%
591,059,924.07
Group 1
Current
30 - 59 days
Current 99.1%
30 - 59 days 0.9%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
786
411,094,196.84
99.49%
411,121,992.25
8
1,959,700.31
0.47%
1,959,700.31
1
131,651.23
0.03%
131,651.23
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
795
413,185,548.38
413,213,343.79
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
786
411,094,196.84
99.49%
411,121,992.25
8
1,959,700.31
0.47%
1,959,700.31
1
131,651.23
0.03%
131,651.23
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
795
413,185,548.38
100.00%
413,213,343.79
Group 2
Current
30 - 59 days
60 - 89 days
Current 99.5%
30 - 59 days 0.5%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
26 7,288,647.60 98.23% 1 131,651.23 1.77% 0 0.00 0.00% 0 0.00 0.00%
27
7,420,298.83
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
26
7,288,647.60
98.23%
1
131,651.23
1.77%
0
0.00
0.00%
0
0.00
0.00%
27
7,420,298.83
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
18 5,328,947.29 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
18
5,328,947.29
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
18
5,328,947.29
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
18
5,328,947.29
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
8 1,959,700.31 93.70% 1 131,651.23 6.30% 0 0.00 0.00% 0 0.00 0.00%
9
2,091,351.54
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
8
1,959,700.31
93.70%
1
131,651.23
6.30%
0
0.00
0.00%
0
0.00
0.00%
9
2,091,351.54
100.00%
Group 2
71.82
0.00
0.00
0.00
26.41
1.77
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
71.82
0.00
0.00
0.00
28.18
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
26 7,288,647.60
60 - 89 days
1 131,651.23
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
60 - 89 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
18 5,328,947.29
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
8 1,959,700.31
60 - 89 days
1 131,651.23
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
60 - 89 days

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Group 1
Group 2
Total
Current
9.29%
4,822,417.03
9.48%
3,442,578.95
9.37%
8,264,995.98
Life CPR
9.29% 9.48% 9.37%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
12 3,684,700.00 3,681,527.84 0.00 595,991,981.75
GROUP 2
4 2,867,500.00 2,863,768.37 0.00 416,719,073.62
TOTAL:
16
6,552,200.00
6,545,296.21
0.00
0.62%
99.38%
1
0.69%
99.31%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1574458346 454,700.00 454,700.00 454,700.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 7.500%
0.00
1845652668 137,500.00 137,500.00 137,500.00 0.00 0.00 0.00 Voluntary PIF
09/19/2006
0.00 7.125%
0.00
1927178115 224,000.00 224,000.00 223,861.17 0.00 0.00 0.00 Voluntary PIF
09/25/2006
138.83 7.250%
0.00
1927180117 535,200.00 535,200.00 534,784.59 0.00 0.00 0.00 Voluntary PIF
09/18/2006
415.41 7.000%
0.00
1927185008 600,000.00 598,224.06 597,697.48 0.00 0.00 0.00 Voluntary PIF
09/29/2006
526.58 6.750%
0.00
32644742 225,000.00 225,000.00 225,000.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 7.125%
0.00
35572742 321,300.00 321,300.00 321,300.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 8.125%
0.00
38772224 366,000.00 366,000.00 366,000.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 7.625%
0.00
38854717 474,400.00 474,400.00 474,400.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 7.000%
0.00
89565394 148,000.00 147,790.41 147,684.60 0.00 0.00 0.00 Voluntary PIF
09/18/2006
105.81 7.750%
0.00
90182205 38,600.00 38,600.00 38,600.00 0.00 0.00 0.00 Voluntary PIF
09/25/2006
0.00 7.875%
0.00
90207069 160,000.00 160,000.00 160,000.00 0.00 0.00 0.00 Voluntary PIF
09/19/2006
0.00 7.500%
0.00
Total:
12
3,684,700.00
3,682,714.47
1,186.63
3,681,527.84
0.00
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1204113548 560,000.00 559,145.16 558,713.79 0.00 0.00 0.00 Voluntary PIF
10/01/2006
431.37 7.375%
0.00
1243167060 1,700,000.00 1,700,000.00 1,698,706.44 0.00 0.00 0.00 Voluntary PIF
10/01/2006
1,293.56 7.375%
0.00
1617118042 457,500.00 457,177.10 456,852.11 0.00 0.00 0.00 Voluntary PIF
10/01/2006
324.99 7.750%
0.00
28035368 150,000.00 149,623.11 149,496.03 0.00 0.00 0.00 Voluntary PIF
10/01/2006
127.08 6.920%
0.00
Total:
4
2,867,500.00
2,865,945.37
2,177.00
2,863,768.37
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #